Lease (Details) - Schedule of supplemental noncash information - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Supplemental Noncash Information Abstract
Operating lease liabilities arising from obtaining ROU assets	¥ 42,215	¥ 150,486	¥ 11,902
ROU assets disposed as reduction of operating lease liabilities due to lease termination	¥ 290,316	¥ 192,570	¥ 819,879